Bank Loans - Summary of Bank Loans (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Line of Credit Facility [Line Items]
Bank loans		$ 293	$ 3,099
Long-term bank loans		11,513	12,668
Total bank loans		11,806	15,767
Bank of China [Member]
Line of Credit Facility [Line Items]
Bank loans	[1]		2,197
China Merchants Bank [Member]
Line of Credit Facility [Line Items]
Bank loans	[2]		117
Long-term bank loans	[2]		50
China Everbright Bank [Member]
Line of Credit Facility [Line Items]
Bank loans	[3]	293	785
Long-term bank loans	[3]	$ 11,513	$ 12,618

[1]	On November 20, 2019, Sinovac Dalian entered into a maximum credit facility of $3,065 (RMB 20 million) with Bank of China to finance its working capital requirements. $1,073 (RMB 7 million) was drawn on March 13, 2020 and was repaid on March 13, 2021. $920 (RMB 6 million) was drawn on December 9, 2020 and was repaid on December 8, 2021. On February 3, 2021, Sinovac Dalian withdrew $1,098 (RMB 7 million) with an annual interest rate at 55 basis point above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.40%. On April 8, 2021, Sinovac Dalian withdrew $1,098 (RMB 7 million) with an annual interest rate at 55 basis point above the prime rate of a one-year term loan published by the People’s Bank of China, at 4.40%. Interest is payable monthly and the loans were repaid on February 7, 2022 and April 8, 2022, respectively.
[2]	On May 26, 2020, Sinovac Dalian entered into four mortgages in the total amount of $333 (RMB 2.1 million) with China Merchants Bank to purchase four apartments. The loans bear annual interest rate at 175 basis point above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.6%. Principal and interest are repaid monthly over a term of 36 months. Sinovac Dalian repaid $58 (RMB 0.4 million) in principal and interest in 2020 and $124 (RMB 0.8 million) in principal and interest in 2021. As of December 31, 2021, $117 (RMB 0.7 million) is recorded in bank loans due within one year and $50 (RMB 0.3 million) is recorded in long-term bank loans. In December 2022, Sinovac Dalian repaid this bank loan earlier than its due date to reduce interest expense.
[3]	On November 17, 2020, Sinovac Dalian entered into a maximum credit facility of $30,651 (RMB 200 million) with China Everbright Bank to finance Sinovac Dalian’s purchase of property, plant and equipment, with a term from November 17, 2020 to November 16, 2028. The loan bears annual interest rate at 123 basis point above the prime rate of a five-year term loan published by the People’s Bank of China, at 5.88%. Interest is payable quarterly and principal installment repayments begin in 2023 and shall be fully paid by November 16, 2028. As of December 31, 2022, $293 is recorded in bank loans due within one year and $11,513 is recorded in long-term bank loans. Certain machinery and equipment of Sinovac Dalian with a net book value of $33,643 (RMB 232.0 million) were pledged as collateral.